GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2014
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS

NOTE 14  -    GEOGRAPHICAL SEGMENTS

  Geographic information:

(1)	The Company's revenues by geographic areas (based on location of customers) are as follows:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
North America (mainly the United States)	1,720	1,043	1,966
Germany	442	232	950
Italy	399	248	175
Turkey	241	-	162
UK	221	61	441
Other European countries	1,530	995	1,006
China	1,420	688	1,246
Japan	200	553	-
Israel	210	180	123
Other Far Eastern countries	261	258	639
	6,644	4,258	6,708

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

Israel	530	706
U.S.A.	12	15
	542	721